Segment and Geographic Information - Customers by Percentage of Total Revenue (Details) - Customer Concentration Risk - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Disclosure of major customers [line items]
Number of customers		0	0
Revenue | CCS Segment Customer
Disclosure of major customers [line items]
Number of customers	2
Revenue | Customer One
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)	11.00%
Revenue | Customer Two
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)	11.00%
Accounts Receivable | CCS Segment Customer
Disclosure of major customers [line items]
Number of customers	1	2